Financial Instruments and Financial Risk Management - Narrative (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Financial Instruments and Financial Risk Management
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	$ 0	$ 0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Working capital	$ 48,800,000	$ 125,025,000
Conversion rate	1.325
Reasonably possible change In US Dollar relative to Canadian Dollar	10.00%	10.00%
Change in comprehensive income	$ 3,682,000	$ 10,337,000